Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table provides information regarding compensation paid to the company’s chief executive officer and other named executive officers along with the cumulative total shareholder return of the company and a peer group index, the company’s net income and the company’s core ROTCE, which is the most important financial performance measure (that is not otherwise disclosed in the table) used by the company to link compensation actually paid to the company’s named executive officers, for 2022, to company performance.

					Value of initial fixed $100 investment (3) based on:

Year	Summary Compensation Table total for Chief Executive Officer ($)	Compensation actually paid to Chief Executive Officer (1) ($)	Average Summary Compensation Table total for NEOs other than CEO ($)	Average compensation actually paid to NEOs other than CEO (2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (000s) ($)	Core ROTCE

2022	2,498,857	1,799,152	1,201,288	939,530	103.70	106.01	166,299	14.69%

2021	2,624,843	3,921,201	1,200,521	1,689,467	133.72	117.08	235,107	22.04%

2020	2,363,122	2,232,193	1,010,747	971,867	88.20	87.90	96,953	13.61%

(1)
Daniel J. Schrider served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Schrider for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	2,498,857	2,624,843	2,363,122

Minus: aggregate change in pension value	—	—	(79,897)

Minus: stock awards reported in Summary Compensation Table	(850,064)	(742,553)	(684,082)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	668,630	887,076	856,358

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(461,827)	1,043,988	(86,178)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(56,444)	107,947	(137,130)

Plus: dividends paid on stock awards not included in total compensation	—	—	—

Compensation actually paid	1,799,152	3,921,201	2,232,193
*
We used a Monte Carlo simulation to determine the grant date fair value of the portion of the 2018, 2019 and 2020 equity awards that would vest based on the company’s total shareholder return and revalued those awards as of the end of the first and second years of the performance period using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the three-year performance period and on the vesting date based on the payout resulting from the company’s actual relative TSR (as previously disclosed) and the closing price of company common stock. The remeasured fair value of the 2018 awards was $32.96 per share as of December 31, 2019. The remeasured fair value of the 2019 awards was $34.70 per share as of December 31, 2019 and $
34.84
per share as of December 31, 2020. The remeasured fair value of the 2020 awards was $36.40 as of December 31, 2020 and $72.37 as of December 31, 2021.

We remeasured the fair value at fiscal year end of the 2018 through 2022 equity awards (or portion thereof) subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the fiscal year and the closing price of company common stock on the last trading day of the year. We remeasured the fair value of such awards on the vesting date based on the payout resulting from the company’s actual performance (as previously disclosed) and the closing price of company common stock. The estimated payout of the portion of the 2018 awards based on cumulative EPS was 100% at December 31, 2019 and December 31, 2020. The estimated payout of the portion of the 2019 awards based on cumulative EPS was 100% at December 31, 2019 and 2020 and 150% at December 31, 2021. The estimated payout of the portion of the 2020 awards based on cumulative EPS was 100% at December 31, 2020, 125% at December 31, 2021 and 140% at December 31, 2022. The estimated payout of the portion of the 2020 awards based on relative ROTCE was 100% at December 31, 2020 and 150% at December 31, 2021 and 2022. The estimated payout of the 2021 awards was 100% at December 31, 2021 and 137% at December 31, 2022. The estimated payout of the 2022 awards was 100% at December 31, 2022.

(2)
The named executive officers for each of the years presented in the table were as follows: for 2022 and 2021, Philip J. Mantua, Joseph J. O’Brien, Jr., Kenneth C. Cook and R. Louis Caceres; for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane. The average compensation actually paid to the named executive officers other that the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	1,201,288	1,200,521	1,010,747

Minus: aggregate change in pension value	—	—	(8,328)

Minus: stock awards reported in Summary Compensation Table	(307,585)	(289,611)	(249,622)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	243,395	345,996	312,513

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(178,151)	393,575	(46,503)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(19,417)	38,988	(46,941)

Plus: dividends paid on stock awards not included in total compensation	—	—	—

Compensation actually paid	939,530	1,689,467	971,867

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year end and vesting dates.
(3)	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019. The peer group used for this purpose is the KBW Nasdaq Regional Bank Index.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote [Text Block]	for 2022 and 2021, Philip J. Mantua, Joseph J. O’Brien, Jr., Kenneth C. Cook and R. Louis Caceres;	for 2022 and 2021, Philip J. Mantua, Joseph J. O’Brien, Jr., Kenneth C. Cook and R. Louis Caceres;	for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane.
Peer Group Issuers, Footnote [Text Block]	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019. The peer group used for this purpose is the KBW Nasdaq Regional Bank Index.
PEO Total Compensation Amount	$ 2,498,857	$ 2,624,843	$ 2,363,122
PEO Actually Paid Compensation Amount	$ 1,799,152	3,921,201	2,232,193
Adjustment To PEO Compensation, Footnote [Text Block]	Daniel J. Schrider served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Schrider for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	2,498,857	2,624,843	2,363,122

Minus: aggregate change in pension value	—	—	(79,897)

Minus: stock awards reported in Summary Compensation Table	(850,064)	(742,553)	(684,082)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	668,630	887,076	856,358

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(461,827)	1,043,988	(86,178)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(56,444)	107,947	(137,130)

Plus: dividends paid on stock awards not included in total compensation	—	—	—

Compensation actually paid	1,799,152	3,921,201	2,232,193

*
We used a Monte Carlo simulation to determine the grant date fair value of the portion of the 2018, 2019 and 2020 equity awards that would vest based on the company’s total shareholder return and revalued those awards as of the end of the first and second years of the performance period using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the three-year performance period and on the vesting date based on the payout resulting from the company’s actual relative TSR (as previously disclosed) and the closing price of company common stock. The remeasured fair value of the 2018 awards was $32.96 per share as of December 31, 2019. The remeasured fair value of the 2019 awards was $34.70 per share as of December 31, 2019 and $
34.84
per share as of December 31, 2020. The remeasured fair value of the 2020 awards was $36.40 as of December 31, 2020 and $72.37 as of December 31, 2021.

We remeasured the fair value at fiscal year end of the 2018 through 2022 equity awards (or portion thereof) subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the fiscal year and the closing price of company common stock on the last trading day of the year. We remeasured the fair value of such awards on the vesting date based on the payout resulting from the company’s actual performance (as previously disclosed) and the closing price of company common stock. The estimated payout of the portion of the 2018 awards based on cumulative EPS was 100% at December 31, 2019 and December 31, 2020. The estimated payout of the portion of the 2019 awards based on cumulative EPS was 100% at December 31, 2019 and 2020 and 150% at December 31, 2021. The estimated payout of the portion of the 2020 awards based on cumulative EPS was 100% at December 31, 2020, 125% at December 31, 2021 and 140% at December 31, 2022. The estimated payout of the portion of the 2020 awards based on relative ROTCE was 100% at December 31, 2020 and 150% at December 31, 2021 and 2022. The estimated payout of the 2021 awards was 100% at December 31, 2021 and 137% at December 31, 2022. The estimated payout of the 2022 awards was 100% at December 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,201,288	1,200,521	1,010,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ 939,530	1,689,467	971,867
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The named executive officers for each of the years presented in the table were as follows: for 2022 and 2021, Philip J. Mantua, Joseph J. O’Brien, Jr., Kenneth C. Cook and R. Louis Caceres; for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane. The average compensation actually paid to the named executive officers other that the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	1,201,288	1,200,521	1,010,747

Minus: aggregate change in pension value	—	—	(8,328)

Minus: stock awards reported in Summary Compensation Table	(307,585)	(289,611)	(249,622)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	243,395	345,996	312,513

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(178,151)	393,575	(46,503)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(19,417)	38,988	(46,941)

Plus: dividends paid on stock awards not included in total compensation	—	—	—

Compensation actually paid	939,530	1,689,467	971,867

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year end and vesting dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table lists the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2022 to company performance.

Core earnings

Non-GAAP efficiency ratio

Core return on tangible common equity

Core return on average assets

Total Shareholder Return Amount	$ 103.7	133.72	88.2
Peer Group Total Shareholder Return Amount	106.01	117.08	87.9
Net Income (Loss)	$ 166,299,000	$ 235,107,000	$ 96,953,000
Company Selected Measure Amount	0.1469	0.2204	0.1361
PEO Name	Daniel J. Schrider	Daniel J. Schrider	Daniel J. Schrider
Remeasured fair value of the 2018 awards				$ 32.96
Remeasured fair value of the 2019 awards			$ 34.84	$ 34.7
Remeasured fair value of the 2020 awards		$ 72.37	$ 36.4
Estimated payout of the portion of the 2018 awards based on cumulative EPS			100.00%	100.00%
Estimated payout of the portion of the 2019 awards based on cumulative EPS		150.00%	100.00%	100.00%
Estimated payout of the portion of the 2020 awards based on cumulative EPS	140.00%	125.00%	100.00%
Estimated payout of the portion of the 2020 awards based on relative ROTCE	150.00%	150.00%	100.00%
Estimated payout of the 2021 awards	137.00%	100.00%
Estimated payout of the 2022 awards	100.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP efficiency ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core return on tangible common equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Core return on average assets
PEO [Member] | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (79,897)
PEO [Member] | Stock Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (850,064)	$ (742,553)	(684,082)
PEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	668,630	887,076	856,358
PEO [Member] | Fiscal Year End Of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(461,827)	1,043,988	(86,178)
PEO [Member] | Fair Value At Vesting Date Of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,444)	107,947	(137,130)
Non-PEO NEO [Member] | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,328)
Non-PEO NEO [Member] | Stock Awards Reported In Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(307,585)	(289,611)	(249,622)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	243,395	345,996	312,513
Non-PEO NEO [Member] | Fiscal Year End Of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,151)	393,575	(46,503)
Non-PEO NEO [Member] | Fair Value At Vesting Date Of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,417)	$ 38,988	$ (46,941)